Employee Benefits - Principal Actuarial Assumptions (Detail)	Dec. 31, 2020	Dec. 31, 2019
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	0.53%	1.72%
Expected future increase in salaries	1.92%	2.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	13.00%	13.00%
Expected future increase in salaries	11.00%	11.00%